Income Taxes	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Income Taxes

(7) Income Taxes

The following table summarizes the Company’s income tax expense and effective tax rates for the thirteen weeks ended April 28, 2012 and May 4, 2013 (in thousands):

	Thirteen Weeks Ended
	April 28, 2012	May 4, 2013
(Loss) income before income taxes	$(1,928)	$2,678
Income tax (benefit) expense	$(771)	$1,108
Effective tax rate	40.0%	41.4%

The effective tax rates for the thirteen weeks ended April 28, 2012 and May 4, 2013 were based on the Company’s forecasted annualized effective tax rates and were adjusted for discrete items that occurred within the periods presented. The effective tax rate for the thirteen weeks ended May 4, 2013 was impacted by permanent book to tax differences related to fees expected to be incurred for the secondary public offering.

For the thirteen weeks ended April 28, 2012 and May 4, 2013, total income taxes paid were $8.9 million and $8.1 million, respectively.

The Company had no material accrual for uncertain tax positions or interest or penalties related to income taxes on the Company’s balance sheets at April 28, 2012, February 2, 2013 or May 4, 2013, and has not recognized any material uncertain tax positions or interest and/or penalties related to income taxes in the statements of operations for the thirteen weeks ended April 28, 2012 and May 4, 2013.

The Company files a federal income tax return as well as state tax returns. The Company’s U.S. federal income tax returns for the fiscal years ended January 30, 2010 and thereafter remain subject to examination by the U.S. Internal Revenue Service (“IRS”). State returns are filed in various state jurisdictions, as appropriate, with varying statutes of limitation and remain subject to examination for varying periods up to 3 to 4 years depending on the state.

(7) Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible.

As of February 2, 2013, no valuation allowance has been provided for net deferred tax assets as management believes that it is more likely than not that the Company will realize all deferred tax assets at February 2, 2013.

The components of the income tax expense are as follows (in thousands):

	Fiscal Year
	2010	2011	2012
Current:
Federal	$4,080	$6,979	$8,127
State	1,389	3,124	2,130

	5,469	10,103	10,257

Deferred:
Federal	(673)	1,434	3,043
State	(43)	(1,378)	769

	(716)	56	3,812

Income tax expense (benefit)	$4,753	$10,159	$14,069

The reconciliation of the statutory federal income tax rate to the Company’s effective income tax rate is as follows:

	Fiscal Year
	2010	2011	2012
Statutory federal tax rate	34.0%	35.0%	35.0%
State taxes, net of federal benefit	5.7	5.6	5.5
Other	0.7	(1.9)	0.8

	40.4%	38.7%	41.3%

The effective tax rate for fiscal year 2012 was impacted by permanent book to tax differences related to fees paid for the secondary public offering.

The tax effects of temporary differences that give rise to deferred tax assets and liabilities are (in thousands):

	January 28, 2012	February 2, 2013
Deferred tax assets:
Inventories	$1,920	$2,990
Deferred revenue	71	95
Accrued bonus	2,907	1,067
Deferred rent	9,000	12,076
Other	381	750

Deferred tax assets	14,279	16,978

Deferred tax liabilities:
Property and equipment	(10,404)	(13,874)
Other	(318)	(3,359)

Deferred tax liabilities	(10,722)	(17,233)

	$3,557	$(255)

Total income taxes paid during fiscal 2010, fiscal 2011, and fiscal 2012 were $0.1 million, $1.2 million and $10.8 million, respectively.

The Company had no material accrual for uncertain tax positions or interest or penalties related to income taxes on the Company’s balance sheets at January 28, 2012 and February 2, 2013, and has not recognized any material uncertain tax positions or interest and/or penalties related to income taxes in the statement of operations for fiscal 2010, fiscal 2011, and fiscal 2012.

The Company files a federal income tax return as well as state tax returns. The Company’s U.S. federal income tax returns for the fiscal years ended January 30, 2010 and thereafter remain subject to examination by the U.S. Internal Revenue Service (“IRS”). State returns are filed in various state jurisdictions, as appropriate, with varying statutes of limitation and remain subject to examination for varying periods up to 3 to 4 years depending on the state.